GENERAL (Purchase Price Allocation) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real estate property			$ 31,399
Other assets, net			74
Total purchase price			31,473
Retail Portfolio In Germany [Member]
Real estate property			31,399
Other assets, net			74
Total purchase price			$ 31,473